CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Reconciliation of Cash and Restricted Cash:
Cash - Beginning of period	$ 0	$ 358	$ 22,232	$ 1,539,548
Restricted Cash - Beginning of period	843,313		0
Cash and restricted cash, beginning of the period	843,313	358	22,232	1,539,548
Cash - End of period	0	0	358	22,232
Restricted Cash - End of Period	66,621	843,313		0
Cash and restricted cash, end of the period	$ 66,621	$ 843,313	$ 358	$ 22,232